Fair Value	12 Months Ended
Apr. 24, 2016
Fair Value.
Fair Value

15. Fair Value

ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) establishes a hierarchy that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques (market approach, income approach, and cost approach). The levels of hierarchy are described below:

Level 1: Inputs such as quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets in active markets, quoted prices from identical or similar assets in inactive markets and observable inputs such as interest rate and yield curves.

Level 3: Inputs that are not observable in the market and that include management’s judgments about assumptions market participants would use.

Items Measured at Fair Value on a Recurring Basis—The following table sets forth the assets measured at fair value on a recurring basis, by input level, in the consolidated balance sheets at April 24, 2016 and April 26, 2015:

	April 24, 2016
	Level 1	Level 2	Total
Assets:
Marketable securities	$8,950	$10,388	$19,338
Restricted cash and investments	6,362	3,457	9,819

	April 26, 2015
	Level 1	Level 2	Total

Assets:
Marketable securities	$6,809	$12,708	$19,517
Restricted cash and investments	5,553	3,640	9,193

Marketable securities—The estimated fair values of our marketable securities are determined on an individual asset basis based upon quoted prices of identical assets available in active markets (Level 1), quoted prices of identical assets in inactive markets, or quoted prices for similar assets in active and inactive markets (Level 2), and represent the amounts we would expect to receive if we sold these marketable securities.

Restricted cash and investments—The estimated fair values of our restricted cash and investments are based upon quoted prices available in active markets (Level 1), or quoted prices for similar assets in active and inactive markets (Level 2), and represent the amounts we would expect to receive if we sold our restricted cash and investments.

There were no transfers between level 1 and level 2 investments.

Other Financial Instruments - The estimated carrying amounts and fair values of our other financial instruments are as follows:

	April 24, 2016		April 26, 2015
	Carrying		Carrying
	Amount	Fair Value	Amount	Fair Value
Financial liabilities:
Revolving line of credit	$67,500	$66,150	$75,000	$73,875
5.875% Senior notes	502,541	520,000	502,987	515,055
7.75% Senior notes	—	—	62,012	64,593
8.875% Senior subordinated notes	350,000	367,206	350,000	383,915
Other long-term debt	2,652	2,652	2,883	2,883
Other long-term obligations	13,912	13,912	22,211	22,211

The fair value of our long-term debt or other long-term obligations is estimated based on the quoted market price of the underlying debt issue (Level 1) or, when a quoted market price is not available, the discounted cash flow of future payments utilizing current rates available to us for debt of similar remaining maturities (Level 3). Debt obligations with a short remaining maturity have a carrying amount that approximates fair value.